Stock Options (Details) (2005 Plan Stock Options, USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009 Y
Stock option details
Increase in the Number of Authorized Shares	300,000
Maximum exercisable period for options granted (in years)	P10Y
Shares available for future grants	14,161
Stock-based compensation expense	$ 387,000	$ 534,000	$ 655,000
Stock-based compensation cost, unrecognized, related to non-vested options	1,313,000
Stock-based compensation cost, unrecognized, related to non-vested options, weighted-average period of recognition (in years)	1.95
Black-Scholes-Merton option valuation model assumptions
Expected Life (in years)	6.13		6.13
Dividend yield (as a percent)	2.58%		2.99%
Interest rate (as a percent)	1.39%		2.12%
Volatility (as a percent)	49.21%		41.81%
Stock option activity
Options outstanding at the beginning of the period (in shares)	764,982
Plus: Options granted (in shares)	228,750
Less:
Options exercised (in shares)	7,185
Options expired (in shares)	81,218
Options forfeited (in shares)	60,608
Options outstanding at the end of the period (in shares)	844,721	764,982
Options fully vested and exercisable at the end of the period (in shares)	374,352
Stock options, weighted average exercise price
Options outstanding at the beginning, weighted average exercise price (in dollars per share)	$ 20.65
Plus: Options granted, weighted average exercise price (in dollars per share)	$ 14.75
Less:
Options exercised, weighted average exercise price (in dollars per share)	$ 17.86
Options expired, weighted average exercise price (in dollars per share)	$ 19.93
Options forfeited, weighted average exercise price (in dollars per share)	$ 21.80
Options outstanding at the end, weighted average exercise price (in dollars per share)	$ 19.08	$ 20.65
Options fully vested and exercisable at the end, weighted average exercise price (in dollars per share)	$ 24.87
Stock options, weighted average remaining contractual term (in years)
Options outstanding at the end, weighted average remaining contractual term (in years)	4.54
Options fully vested and exercisable at the end, weighted average remaining contractual term (in years)	2.33
Stock options, aggregate intrinsic value
Options outstanding at the end, aggregate intrinsic value	2,445,000
Options fully vested and exercisable at the end, aggregate intrinsic value	244,000
Non-vested Options
Non-vested options at the beginning of the period (in shares)	377,544
Granted (in shares)	228,750
Vested (in shares)	(113,582)
Forfeited (in shares)	(22,343)
Non-vested options at the end of the period (in shares)	470,369	377,544
Weighted average grant-date fair value, non-vested options
Non-vested options at the beginning of the period (in dollars per share)	$ 4.48
Granted (in dollars per share)	$ 5.51		$ 3.31
Vested (in dollars per share)	$ 5.82
Forfeited (in dollars per share)	$ 4.06
Non-vested options at the end of the period (in dollars per share)	$ 4.68	$ 4.48
Other information pertaining to option activity
Weighted average grant date fair value of stock options granted (in dollars per share)	$ 5.51		$ 3.31
Total fair value of stock options vested	661,000	551,000	522,000
Total intrinsic value of stock options exercised	$ 27,000	$ 2,000	$ 581,000
Incentive stock options granted to 10% shareholders
Stock option details
Maximum exercisable period for options granted (in years)	P5Y